THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.2%
	COMMODITY - 1.7%
1,720	SPDR Gold Shares(a),(b)	$ 282,458

	FIXED INCOME - 72.5%
7,740	BlackRock Short Maturity Bond	388,084
38,830	Invesco BulletShares 2021 Corporate Bond ETF	818,925
38,040	Invesco BulletShares 2022 Corporate Bond ETF	819,001
37,470	Invesco BulletShares 2024 Corporate Bond ETF	828,462
16,350	Invesco Ultra Short Duration ETF	825,184
7,610	iShares Short-Term National Muni Bond ETF(c)	818,608
14,990	iShares 1-5 Year Investment Grade Corporate Bond ETF(c)	819,054
8,030	PIMCO Enhanced Short Maturity Active ETF	818,498
15,960	PIMCO Short-Term Municipal Bond Active ETF	818,716
26,710	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	818,928
16,580	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF(c)	819,052
26,200	SPDR Portfolio Short-Term Corporate Bond ETF	818,750
12,780	SPDR SSgA Ultra Short-Term Bond ETF	517,079
32,580	VanEck Vectors Short High Yield Muni ETF	817,758
45,430	VanEck Vectors Short Muni ETF	817,740
9,990	Vanguard Short-Term Bond ETF	818,580
		12,382,419

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,699,156)	12,664,877

	SHORT-TERM INVESTMENTS — 22.2%
	MONEY MARKET FUNDS - 22.2%
2,532,989	Fidelity Government Portfolio, Class I, 0.01%(d)	2,532,989
1,263,079	First American Government Obligations Fund, Class Z, 0.02%(b),(d)	1,263,079
	TOTAL MONEY MARKET FUNDS (Cost $3,796,068)	3,796,068

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,796,068)	3,796,068

	COLLATERAL FOR SECURITIES LOANED — 8.7%
1,491,476	Mount Vernon Liquid Assets Portfolio, LLC - 0.09% (d),(e)			1,491,476
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,491,476)
	TOTAL INVESTMENTS - 105.1% (Cost $17,986,700)			$ 17,952,421
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%			(875,668)
	NET ASSETS - 100.0%			$ 17,076,753

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount at September 30, 2021	Unrealized (Depreciation) (f)
97	COMEX Gold 100 Troy Ounces Future(b)	12/29/2021	$ 17,036,110	$ (469,340)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Limited.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $1,460,116.
(d)	Rate disclosed is the seven-day effective yield as of September 30, 2021.
(e) (f)	Security purchased with cash proceeds of securities lending collateral. Amounts subject to commodity risk exposure.